Distribution Date:	08/17/26	Wells Fargo Commercial Mortgage Trust 2020-C55
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2020-C55

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95002EAW7	1.856000%	20,310,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95002EAX5	2.766000%	18,218,000.00	2,246,982.79	0.00	5,179.30	0.00	0.00	5,179.30	2,246,982.79	31.11%	30.00%
A-3	95002EAY3	2.462000%	24,260,000.00	24,260,000.00	0.00	49,773.43	0.00	0.00	49,773.43	24,260,000.00	31.11%	30.00%
A-SB	95002EAZ0	2.651000%	32,314,000.00	25,648,903.77	0.01	56,662.70	0.00	0.00	56,662.71	25,648,903.76	31.11%	30.00%
A-4	95002EBA4	2.474000%	182,940,000.00	182,940,000.00	0.00	377,161.30	0.00	0.00	377,161.30	182,940,000.00	31.11%	30.00%
A-5	95002EBB2	2.725000%	395,940,000.00	395,940,000.00	0.00	899,113.75	0.00	0.00	899,113.75	395,940,000.00	31.11%	30.00%
A-S	95002EBC0	2.937000%	96,283,000.00	96,283,000.00	0.00	235,652.64	0.00	0.00	235,652.64	96,283,000.00	20.59%	20.00%
B	95002EBD8	3.139000%	44,531,000.00	44,531,000.00	0.00	116,485.67	0.00	0.00	116,485.67	44,531,000.00	15.73%	15.38%
C	95002EBE6	3.542000%	37,310,000.00	37,310,000.00	0.00	110,126.68	0.00	0.00	110,126.68	37,310,000.00	11.66%	11.50%
D	95002EAA5	2.500000%	25,274,000.00	25,274,000.00	0.00	52,654.17	0.00	0.00	52,654.17	25,274,000.00	8.90%	8.88%
E	95002EAC1	2.500000%	20,460,000.00	20,460,000.00	0.00	42,625.00	0.00	0.00	42,625.00	20,460,000.00	6.67%	6.75%
F	95002EAE7	2.587000%	20,460,000.00	20,460,000.00	0.00	44,108.35	0.00	0.00	44,108.35	20,460,000.00	4.43%	4.63%
G	95002EAG2	2.587000%	9,629,000.00	9,629,000.00	0.00	36,081.33	0.00	0.00	36,081.33	9,629,000.00	3.38%	3.63%
H-RR*	95002EAJ6	4.035109%	34,902,711.00	31,482,728.55	0.00	0.00	0.00	509,593.11	0.00	30,973,135.44	0.00%	0.00%
R	95002EAU1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	95002EAS6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			962,831,711.00	916,465,615.11	0.01	2,025,624.32	0.00	509,593.11	2,025,624.33	915,956,021.99

X-A	95002EBF3	1.395848%	673,982,000.00	631,035,886.56	0.00	734,025.16	0.00	0.00	734,025.16	631,035,886.55
X-B	95002EBG1	0.920885%	178,124,000.00	178,124,000.00	0.00	136,693.17	0.00	0.00	136,693.17	178,124,000.00
X-D	95002EAL1	1.535109%	45,734,000.00	45,734,000.00	0.00	58,505.57	0.00	0.00	58,505.57	45,734,000.00
X-F	95002EAN7	1.448109%	20,460,000.00	20,460,000.00	0.00	24,690.26	0.00	0.00	24,690.26	20,460,000.00
X-G	95002EAQ0	1.448109%	9,629,000.00	9,629,000.00	0.00	11,619.87	0.00	0.00	11,619.87	9,629,000.00
Notional SubTotal			927,929,000.00	884,982,886.56	0.00	965,534.03	0.00	0.00	965,534.03	884,982,886.55

Deal Distribution Total					0.01	2,991,158.35	0.00	509,593.11	2,991,158.36

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95002EAW7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95002EAX5	123.33860962	0.00000000	0.28429575	0.00000000	0.00000000	0.00000000	0.00000000	0.28429575	123.33860962
A-3	95002EAY3	1,000.00000000	0.00000000	2.05166653	0.00000000	0.00000000	0.00000000	0.00000000	2.05166653	1,000.00000000
A-SB	95002EAZ0	793.73967228	0.00000031	1.75350313	0.00000000	0.00000000	0.00000000	0.00000000	1.75350344	793.73967197
A-4	95002EBA4	1,000.00000000	0.00000000	2.06166667	0.00000000	0.00000000	0.00000000	0.00000000	2.06166667	1,000.00000000
A-5	95002EBB2	1,000.00000000	0.00000000	2.27083333	0.00000000	0.00000000	0.00000000	0.00000000	2.27083333	1,000.00000000
A-S	95002EBC0	1,000.00000000	0.00000000	2.44749997	0.00000000	0.00000000	0.00000000	0.00000000	2.44749997	1,000.00000000
B	95002EBD8	1,000.00000000	0.00000000	2.61583324	0.00000000	0.00000000	0.00000000	0.00000000	2.61583324	1,000.00000000
C	95002EBE6	1,000.00000000	0.00000000	2.95166658	0.00000000	0.00000000	0.00000000	0.00000000	2.95166658	1,000.00000000
D	95002EAA5	1,000.00000000	0.00000000	2.08333347	0.00000000	0.00000000	0.00000000	0.00000000	2.08333347	1,000.00000000
E	95002EAC1	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	95002EAE7	1,000.00000000	0.00000000	2.15583333	0.00000000	0.00000000	0.00000000	0.00000000	2.15583333	1,000.00000000
G	95002EAG2	1,000.00000000	0.00000000	3.74715235	(1.59131893)	4.23155052	0.00000000	0.00000000	3.74715235	1,000.00000000
H-RR	95002EAJ6	902.01384500	0.00000000	0.00000000	3.03310365	154.92963283	0.00000000	14.60038763	0.00000000	887.41345737
R	95002EAU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	95002EAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95002EBF3	936.28002908	0.00000000	1.08908719	0.00000000	0.00000000	0.00000000	0.00000000	1.08908719	936.28002907
X-B	95002EBG1	1,000.00000000	0.00000000	0.76740456	0.00000000	0.00000000	0.00000000	0.00000000	0.76740456	1,000.00000000
X-D	95002EAL1	1,000.00000000	0.00000000	1.27925766	0.00000000	0.00000000	0.00000000	0.00000000	1.27925766	1,000.00000000
X-F	95002EAN7	1,000.00000000	0.00000000	1.20675758	0.00000000	0.00000000	0.00000000	0.00000000	1.20675758	1,000.00000000
X-G	95002EAQ0	1,000.00000000	0.00000000	1.20675771	0.00000000	0.00000000	0.00000000	0.00000000	1.20675771	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	5,179.30	0.00	5,179.30	0.00	0.00	0.00	5,179.30	0.00
A-3	07/01/26 - 07/30/26	30	0.00	49,773.43	0.00	49,773.43	0.00	0.00	0.00	49,773.43	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	56,662.70	0.00	56,662.70	0.00	0.00	0.00	56,662.70	0.00
A-4	07/01/26 - 07/30/26	30	0.00	377,161.30	0.00	377,161.30	0.00	0.00	0.00	377,161.30	0.00
A-5	07/01/26 - 07/30/26	30	0.00	899,113.75	0.00	899,113.75	0.00	0.00	0.00	899,113.75	0.00
X-A	07/01/26 - 07/30/26	30	0.00	734,025.16	0.00	734,025.16	0.00	0.00	0.00	734,025.16	0.00
X-B	07/01/26 - 07/30/26	30	0.00	136,693.17	0.00	136,693.17	0.00	0.00	0.00	136,693.17	0.00
X-D	07/01/26 - 07/30/26	30	0.00	58,505.57	0.00	58,505.57	0.00	0.00	0.00	58,505.57	0.00
X-F	07/01/26 - 07/30/26	30	0.00	24,690.26	0.00	24,690.26	0.00	0.00	0.00	24,690.26	0.00
X-G	07/01/26 - 07/30/26	30	0.00	11,619.87	0.00	11,619.87	0.00	0.00	0.00	11,619.87	0.00
A-S	07/01/26 - 07/30/26	30	0.00	235,652.64	0.00	235,652.64	0.00	0.00	0.00	235,652.64	0.00
B	07/01/26 - 07/30/26	30	0.00	116,485.67	0.00	116,485.67	0.00	0.00	0.00	116,485.67	0.00
C	07/01/26 - 07/30/26	30	0.00	110,126.68	0.00	110,126.68	0.00	0.00	0.00	110,126.68	0.00
D	07/01/26 - 07/30/26	30	0.00	52,654.17	0.00	52,654.17	0.00	0.00	0.00	52,654.17	0.00
E	07/01/26 - 07/30/26	30	0.00	42,625.00	0.00	42,625.00	0.00	0.00	0.00	42,625.00	0.00
F	07/01/26 - 07/30/26	30	0.00	44,108.35	0.00	44,108.35	0.00	0.00	0.00	44,108.35	0.00
G	07/01/26 - 07/30/26	30	55,947.80	20,758.52	0.00	20,758.52	(15,322.81)	0.00	0.00	36,081.33	40,745.60
H-RR	07/01/26 - 07/30/26	30	5,283,833.29	105,863.54	0.00	105,863.54	105,863.54	0.00	0.00	0.00	5,407,464.20
Totals			5,339,781.09	3,081,699.08	0.00	3,081,699.08	90,540.73	0.00	0.00	2,991,158.35	5,448,209.80

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	Additional Information
Total Available Distribution Amount (1)	2,991,158.36
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,090,978.71	Master Servicing Fee	4,211.94
Interest Reductions due to Nonrecoverability Determination	(82,922.86)	Certificate Administrator Fee	5,818.24
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	394.59
ARD Interest	0.00	Operating Advisor Fee	1,033.82
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	205.19
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,008,055.85	Total Fees	11,953.79

Principal		Expenses/Reimbursements
Scheduled Principal	509,593.12	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	4,196.50
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	947.22
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	509,593.11
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(200.00)
Total Principal Collected	509,593.12	Total Expenses/Reimbursements	514,536.83

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,991,158.35
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	0.01
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,991,158.36
Total Funds Collected	3,517,648.97	Total Funds Distributed	3,517,648.98

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	916,465,615.11	916,465,615.11	Beginning Certificate Balance	916,465,615.11
(-) Scheduled Principal Collections	509,593.12	509,593.12	(-) Principal Distributions	0.01
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	509,593.11
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	509,593.11
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	915,956,021.99	915,956,021.99	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	917,460,106.91	917,460,106.91	Ending Certificate Balance	915,956,021.99
Ending Actual Collateral Balance	916,986,763.16	916,986,763.16

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	3,419,983.13	0.00	UC / (OC) Change	0.00
Current Period Advances	509,593.11	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	3,929,576.24	0.00	Net WAC Rate	4.04%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	10	78,639,579.96	8.59%	41	4.4244	NAP	Defeased	10	78,639,579.96	8.59%	41	4.4244	NAP
1,000,000 or less	2	1,918,000.00	0.21%	95	4.7001	1.928907	1.40 or less	10	178,937,439.88	19.54%	41	4.0038	0.496805
1,000,001 to 2,000,000	3	4,773,559.81	0.52%	53	4.5024	2.413213	1.41 to 1.50	2	20,541,820.01	2.24%	40	4.4510	1.438041
2,000,001 to 3,000,000	3	7,379,175.35	0.81%	41	4.4160	2.157965	1.51 to 1.60	1	26,450,000.00	2.89%	40	4.0700	1.515800
3,000,001 to 4,000,000	2	7,663,995.37	0.84%	40	4.1834	3.209574	1.61 to 1.70	3	18,079,523.85	1.97%	40	4.2445	1.666032
4,000,001 to 5,000,000	5	22,228,593.32	2.43%	41	4.1245	2.470065	1.71 to 1.80	7	99,472,153.31	10.86%	40	4.2729	1.783057
5,000,001 to 6,000,000	1	5,727,789.07	0.63%	5	4.3080	1.985300	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	2	13,386,170.51	1.46%	41	4.5256	1.108796	1.91 to 2.00	7	56,685,825.06	6.19%	40	4.2900	1.952728
7,000,001 to 8,000,000	2	15,041,596.35	1.64%	40	4.5102	1.870249	2.01 to 2.50	10	112,820,271.95	12.32%	40	3.8305	2.340341
8,000,001 to 9,000,000	3	24,800,000.00	2.71%	42	3.7099	4.179892	2.51 to 3.50	8	170,314,516.60	18.59%	41	3.6549	2.952610
9,000,001 to 10,000,000	5	47,568,806.19	5.19%	40	4.1532	1.976294	3.51 or greater	8	154,014,891.37	16.81%	48	3.4044	3.911468
10,000,001 to 15,000,000	8	99,928,184.08	10.91%	41	4.1347	1.769783	Totals	66	915,956,021.99	100.00%	42	3.9165	2.172780
15,000,001 to 20,000,000	5	88,726,372.81	9.69%	33	4.2676	1.610711
20,000,001 to 30,000,000	7	186,113,253.22	20.32%	40	3.8726	1.714163
30,000,001 to 50,000,000	8	312,060,945.95	34.07%	46	3.5165	2.706477
50,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	66	915,956,021.99	100.00%	42	3.9165	2.172780
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	13	78,639,579.96	8.59%	41	4.4244	NAP	Totals	96	915,956,021.99	100.00%	42	3.9165	2.172780
Alabama	3	1,710,372.25	0.19%	40	3.4940	2.425500
									Property Type³
Arizona	2	21,800,941.26	2.38%	38	3.6669	2.451162
California	3	49,302,704.35	5.38%	40	3.9466	0.646299		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	2	5,580,451.18	0.61%	41	4.3558	4.688590		Properties	Balance	Agg. Bal.			DSCR¹
Florida	5	47,088,227.31	5.14%	40	4.0274	2.066954	Defeased	13	78,639,579.96	8.59%	41	4.4244	NAP
Georgia	7	19,891,981.27	2.17%	30	4.3703	2.096152	Industrial	1	3,928,104.00	0.43%	39	4.1200	0.701300
Illinois	8	35,912,547.57	3.92%	42	4.0069	1.490417	Lodging	10	115,937,915.15	12.66%	33	4.2092	1.563609
Indiana	3	2,702,688.67	0.30%	62	3.9608	2.229651	Mixed Use	3	69,850,000.00	7.63%	40	3.5212	1.011712
Maryland	2	11,352,513.62	1.24%	42	4.3944	1.148939	Multi-Family	11	118,336,555.95	12.92%	41	4.1654	2.042932
Michigan	3	29,911,826.66	3.27%	43	4.6629	(0.259346)	Office	14	247,547,552.13	27.03%	48	3.6629	2.989159
Minnesota	1	6,465,482.24	0.71%	40	3.4940	2.425500	Retail	37	243,859,491.83	26.62%	41	3.8105	1.962863
Missouri	2	2,451,807.11	0.27%	62	3.9766	2.225924	Self Storage	7	37,856,822.97	4.13%	41	4.2365	2.965975
Nevada	2	66,220,000.00	7.23%	41	4.1655	1.884596	Totals	96	915,956,021.99	100.00%	42	3.9165	2.172780
New Mexico	1	2,280,096.96	0.25%	40	4.0200	2.394000
New York	8	251,024,049.95	27.41%	40	3.4889	2.483769
North Carolina	7	60,411,906.12	6.60%	41	3.9989	1.885197
Ohio	8	37,043,730.52	4.04%	40	4.2361	1.653359
Oklahoma	1	9,167,043.28	1.00%	40	4.1700	2.930500
Pennsylvania	3	72,829,496.29	7.95%	41	3.8095	2.861437
South Carolina	2	22,922,569.75	2.50%	11	3.8940	3.584498
Tennessee	1	9,818,863.45	1.07%	42	3.9110	1.311100
Texas	4	19,614,071.16	2.14%	41	4.3132	1.855781
Virginia	3	3,613,071.06	0.39%	41	4.0830	2.102091
Washington	2	48,200,000.00	5.26%	78	3.7295	3.808579

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	78,639,579.96	8.59%	41	4.4244	NAP	Defeased	10	78,639,579.96	8.59%	41	4.4244	NAP
	3.250% or less	2	70,000,000.00	7.64%	40	2.9900	3.694457	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 3.500%	6	190,770,945.95	20.83%	41	3.4205	2.224909	13 months to 24 months	1	1,029,000.00	0.11%	97	4.7200	1.911100
	3.501% to 3.750%	4	98,520,941.26	10.76%	59	3.6668	3.281704	25 months to 36 months	3	41,918,000.00	4.58%	85	3.7445	3.511514
	3.751% to 4.000%	9	119,095,207.83	13.00%	35	3.8726	2.602201	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	15	203,306,627.47	22.20%	40	4.1333	1.582398	49 months or greater	52	794,369,442.03	86.73%	40	3.8743	2.136135
	4.251% to 4.500%	9	62,500,948.55	6.82%	38	4.3742	1.622916	Totals	66	915,956,021.99	100.00%	42	3.9165	2.172780
	4.501% to 4.750%	7	43,774,979.88	4.78%	44	4.6260	1.871710
	4.751% or greater	4	49,346,791.09	5.39%	41	4.8415	0.500054
	Totals	66	915,956,021.99	100.00%	42	3.9165	2.172780
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	78,639,579.96	8.59%	41	4.4244	NAP	Defeased	10	78,639,579.96	8.59%	41	4.4244	NAP
	60 months or less	52	794,369,442.03	86.73%	40	3.8743	2.136135	Interest Only	26	561,461,945.95	61.30%	43	3.6727	2.509870
	61 months or greater	4	42,947,000.00	4.69%	86	3.7679	3.473168	300 months or less	30	275,854,496.08	30.12%	40	4.2680	1.583609
	Totals	66	915,956,021.99	100.00%	42	3.9165	2.172780	301 months to 330 months	0	0.00	0.00%	0	0.0000	0.000000
								331 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	66	915,956,021.99	100.00%	42	3.9165	2.172780
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	10	78,639,579.96	8.59%	41	4.4244	NAP			No outstanding loans in this group
Underwriter's Information		2	62,945,945.95	6.87%	41	3.1830	3.426982
	12 months or less	54	774,370,496.08	84.54%	42	3.9246	2.105359
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	66	915,956,021.99	100.00%	42	3.9165	2.172780
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310954176	RT	Brooklyn	NY	Actual/360	3.359%	144,615.00	0.00	0.00	N/A	01/01/30	--	50,000,000.00	50,000,000.00	08/01/26
1A	310954177				Actual/360	3.359%	95,289.56	0.00	0.00	N/A	01/01/30	--	32,945,945.95	32,945,945.95	08/01/26
2	310954047	OF	New York	NY	Actual/360	2.990%	102,988.89	0.00	0.00	N/A	12/06/29	--	40,000,000.00	40,000,000.00	08/06/26
2A	310954223				Actual/360	2.990%	77,241.67	0.00	0.00	N/A	12/06/29	--	30,000,000.00	30,000,000.00	08/06/26
3	323210003	MU	New York	NY	Actual/360	3.486%	120,073.33	0.00	0.00	N/A	12/08/29	--	40,000,000.00	40,000,000.00	08/08/26
4	323210004	OF	Seattle	WA	Actual/360	3.699%	127,398.98	0.00	0.00	N/A	09/06/33	--	40,000,000.00	40,000,000.00	08/06/26
5	28002344	RT	Las Vegas	NV	Actual/360	4.155%	137,821.35	0.00	0.00	N/A	01/06/30	--	38,520,000.00	38,520,000.00	08/06/26
6	28002356	OF	Philadelphia	PA	Actual/360	3.632%	114,843.84	0.00	0.00	N/A	02/06/30	--	36,720,000.00	36,720,000.00	08/06/26
7	323210007	Various Various		Various	Actual/360	3.494%	101,920.47	0.00	0.00	N/A	12/06/29	--	33,875,000.00	33,875,000.00	08/06/26
8	883101050	RT	San Francisco	CA	Actual/360	4.040%	104,366.67	0.00	0.00	N/A	12/06/29	--	30,000,000.00	30,000,000.00	08/06/26
9	310952893	RT	Las Vegas	NV	Actual/360	4.180%	99,704.61	0.00	0.00	N/A	01/11/30	--	27,700,000.00	27,700,000.00	08/11/26
10	301741489	MF	Pittsburgh	PA	Actual/360	3.920%	89,452.22	0.00	0.00	N/A	01/06/30	--	26,500,000.00	26,500,000.00	08/06/26
11	307331188	MF	Astoria	NY	Actual/360	4.070%	92,699.90	0.00	0.00	N/A	12/06/29	--	26,450,000.00	26,450,000.00	08/06/26
12	323210012	MU	Durham	NC	Actual/360	3.421%	74,972.17	0.00	0.00	N/A	12/06/29	--	25,450,000.00	25,450,000.00	08/06/26
13	300572063	SS	Various	NC	Actual/360	4.770%	82,306.63	24,878.34	0.00	N/A	01/06/30	--	20,038,131.56	20,013,253.22	08/06/26
14	300572067	LO	Romulus	MI	Actual/360	4.940%	0.00	0.00	0.00	N/A	02/06/30	--	19,493,423.49	19,493,423.49	04/06/20
15	310953658	OF	Phoenix	AZ	Actual/360	3.660%	53,065.21	36,249.37	0.00	N/A	10/11/29	--	16,837,190.63	16,800,941.26	06/11/26
16	310953440	LO	Mount Pleasant	SC	Actual/360	3.868%	61,882.52	0.00	0.00	N/A	12/11/26	--	18,579,000.00	18,579,000.00	08/11/26
17	300572066	OF	Bronx	NY	Actual/360	4.540%	71,151.89	0.00	0.00	N/A	01/06/30	--	18,200,000.00	18,200,000.00	08/06/26
18	307331200	MF	Palos Hills	IL	Actual/360	4.240%	57,246.84	26,283.45	0.00	N/A	02/01/30	--	15,679,291.51	15,653,008.06	08/01/26
19	307331203	IN	Various	Various	Actual/360	4.570%	65,915.90	0.00	0.00	N/A	02/06/30	11/06/29	16,750,000.00	16,750,000.00	08/06/26
20	301741482	OF	Various	OH	Actual/360	4.715%	58,305.56	25,717.01	0.00	N/A	12/06/29	--	14,360,484.18	14,334,767.17	08/06/26
21	310953103	LO	Miramar	FL	Actual/360	3.790%	43,436.36	27,768.05	0.00	N/A	12/11/29	--	13,309,295.42	13,281,527.37	08/11/26
22	300572065	LO	Fort Lauderdale	FL	Actual/360	4.360%	52,993.73	21,766.41	0.00	N/A	01/06/30	--	14,114,933.52	14,093,167.11	08/06/26
23	307331202	LO	Bolingbrook	IL	Actual/360	4.000%	45,968.04	23,804.32	0.00	N/A	02/06/30	--	13,345,560.42	13,321,756.10	08/06/26
24	301741481	MF	Waukesha	WI	Actual/360	4.088%	49,371.12	0.00	0.00	N/A	11/06/29	--	14,025,000.00	14,025,000.00	08/06/26
25	323210025	MF	Lancaster	TX	Actual/360	4.370%	49,432.74	18,928.94	0.00	N/A	01/06/30	--	13,136,331.40	13,117,402.46	08/06/26
27	28002336	OF	Dublin	OH	Actual/360	4.071%	36,831.25	20,950.86	0.00	N/A	12/06/29	--	10,506,453.82	10,485,502.96	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	28002341	IN	Tucson	AZ	Actual/360	4.169%	42,182.17	0.00	0.00	N/A	01/06/30	10/06/29	11,750,000.00	11,750,000.00	08/06/26
29	310953107	LO	Pompano Beach	FL	Actual/360	3.790%	33,003.12	21,098.27	0.00	N/A	12/11/29	--	10,112,454.83	10,091,356.56	08/11/26
30	310953218	OF	Ontario	CA	Actual/360	3.772%	36,443.47	17,190.67	0.00	N/A	12/11/29	--	11,219,895.02	11,202,704.35	08/11/26
31	883101070	LO	Nashville	TN	Actual/360	3.911%	33,148.14	23,788.38	0.00	N/A	02/06/30	--	9,842,651.83	9,818,863.45	08/06/26
32	28002316	MF	Pittsburgh	PA	Actual/360	4.183%	34,673.36	16,569.31	0.00	N/A	11/06/29	--	9,626,065.60	9,609,496.29	08/06/26
33	300572050	MF	Tulsa	OK	Actual/360	4.170%	32,973.89	15,752.89	0.00	N/A	12/06/29	--	9,182,796.17	9,167,043.28	08/06/26
34	300572056	RT	Walker	MI	Actual/360	4.090%	33,412.85	13,642.45	0.00	N/A	12/06/29	--	9,487,045.62	9,473,403.17	08/06/26
35	301741486	Various Various		NY	Actual/360	4.420%	36,158.06	0.00	0.00	N/A	01/06/30	--	9,500,000.00	9,500,000.00	08/06/26
36	883101078	SS	Charlotte	NC	Actual/360	3.420%	25,032.50	0.00	0.00	N/A	02/06/30	--	8,500,000.00	8,500,000.00	08/06/26
37	300572068	LO	Various	NM	Actual/360	4.910%	29,507.80	17,999.59	0.00	N/A	02/06/30	11/06/29	6,979,046.19	6,961,046.60	08/06/26
38	301741491	OF	Tacoma	WA	Actual/360	3.880%	27,397.11	0.00	0.00	N/A	01/06/30	--	8,200,000.00	8,200,000.00	08/06/26
39	300572057	RT	Fort Myers	FL	Actual/360	4.250%	29,045.78	11,047.32	0.00	N/A	12/06/29	--	7,936,607.68	7,925,560.36	08/06/26
40	310953225	OF	Los Angeles	CA	Actual/360	3.842%	26,797.95	0.00	0.00	N/A	02/11/30	--	8,100,000.00	8,100,000.00	07/11/26
41	28302321	RT	Parma	OH	Actual/360	4.180%	25,661.39	13,732.54	0.00	N/A	12/06/29	--	7,129,264.43	7,115,531.89	08/06/26
42	307331196	LO	Cumming	GA	Actual/360	4.800%	29,464.65	12,508.58	0.00	N/A	01/06/30	--	7,128,544.57	7,116,035.99	08/06/26
43	300572069	OF	Hagerstown	MD	Actual/360	4.410%	26,394.45	12,961.66	0.00	N/A	02/06/30	--	6,950,479.27	6,937,517.61	08/06/26
44	300572039	RT	Lincolnton	NC	Actual/360	4.650%	25,868.62	11,772.87	0.00	N/A	11/06/29	--	6,460,425.77	6,448,652.90	08/06/26
45	300572062	LO	Woodland	CA	Actual/360	4.980%	27,421.76	10,873.64	0.00	N/A	01/06/30	10/06/29	6,394,503.31	6,383,629.67	08/06/26
46	310951697	LO	Peachtree City	GA	Actual/360	4.308%	21,281.33	8,934.49	0.00	N/A	01/11/27	--	5,736,723.56	5,727,789.07	08/11/26
47	300572054	MF	Ashland	OH	Actual/360	4.320%	20,961.34	8,801.45	0.00	N/A	12/06/29	09/06/29	5,634,768.08	5,625,966.63	08/06/26
49	883101056	SS	Chandler	AZ	Actual/360	3.690%	15,887.50	0.00	0.00	N/A	12/06/29	--	5,000,000.00	5,000,000.00	08/06/26
50	307331199	LO	Lexington Park	MD	Actual/360	4.370%	16,645.13	8,304.39	0.00	N/A	02/06/30	--	4,423,300.40	4,414,996.01	08/06/26
51	410953474	SS	Aiken	SC	Actual/360	4.005%	15,004.75	7,208.47	0.00	N/A	12/11/29	--	4,350,778.22	4,343,569.75	08/11/26
52	28002351	MF	Alliance	OH	Actual/360	4.382%	16,759.24	6,351.80	0.00	N/A	02/06/30	--	4,441,428.09	4,435,076.29	08/06/26
53	28002337	OF	Houston	TX	Actual/360	4.240%	14,760.69	7,841.62	0.00	N/A	12/06/29	--	4,042,792.89	4,034,951.27	08/06/26
54	301741480	IN	East Syracuse	NY	Actual/360	4.120%	13,963.83	7,832.34	0.00	N/A	11/06/29	--	3,935,936.34	3,928,104.00	08/06/26
55	300572047	MH	Sioux Falls	SD	Actual/360	4.360%	15,142.83	6,288.41	0.00	N/A	11/06/29	08/06/29	4,033,308.39	4,027,019.98	08/06/26
56	301741485	MF	Parachute	CO	Actual/360	4.250%	13,698.71	7,208.74	0.00	N/A	01/06/30	--	3,743,100.11	3,735,891.37	08/06/26

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
57	28002354	MH	Star Valley	AZ	Actual/360	4.472%	15,403.56	0.00	0.00	N/A	02/06/30	--	4,000,000.00	4,000,000.00	08/06/26
58	307331192	MF	Statesboro	GA	Actual/360	4.770%	11,207.55	4,478.06	0.00	N/A	01/06/30	--	2,728,556.45	2,724,078.39	08/06/26
59	307331189	RT	Albuquerque	NM	Actual/360	4.020%	7,908.84	4,593.78	0.00	N/A	12/06/29	--	2,284,690.74	2,280,096.96	08/06/26
60	307331198	RT	Mechanicsville	VA	Actual/360	4.390%	8,978.16	0.00	0.00	N/A	02/06/30	--	2,375,000.00	2,375,000.00	08/06/26
61	300572060	98	Queen Creek	AZ	Actual/360	4.800%	8,286.93	3,518.04	0.00	N/A	10/06/29	--	2,004,903.23	2,001,385.19	08/06/26
62	307331193	MF	Evans	CO	Actual/360	4.570%	7,270.45	2,946.61	0.00	N/A	12/06/29	--	1,847,506.42	1,844,559.81	08/06/26
63	883101083	RT	Trophy Club	TX	Actual/360	4.319%	7,066.36	0.00	0.00	N/A	01/06/30	--	1,900,000.00	1,900,000.00	08/06/26
64	28002357	RT	Clinton	IN	Actual/360	4.720%	4,182.31	0.00	0.00	N/A	09/06/34	--	1,029,000.00	1,029,000.00	08/06/26
65	28002359	RT	Wardsville	MO	Actual/360	4.710%	3,946.33	0.00	0.00	N/A	07/06/34	--	973,000.00	973,000.00	08/06/26
66	28002358	RT	Kochville	MI	Actual/360	4.690%	3,816.49	0.00	0.00	N/A	07/06/34	--	945,000.00	945,000.00	08/06/26
Totals							3,008,055.85	509,593.12	0.00				916,465,615.11	915,956,021.99
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	44,465,090.00	34,548,039.25	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	111,565,922.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	21,762,386.00	22,646,098.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	24,849,558.00	6,441,146.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,423,082.69	1,606,658.14	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,671,493.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,647,911.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	(1,101,388.16)	(249,177.14)	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,079,000.00	519,750.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,578,513.59	1,324,463.97	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,420,277.87	1,364,750.87	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,707,316.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,363,355.03	2,353,120.03	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	(1,752,931.97)	0.00	--	--	10/14/25	18,982,413.53	807,612.04	(248.60)	1,109,008.70	767,658.88	509,593.11
15	4,449,510.85	0.00	--	--	--	0.00	0.00	89,117.98	178,522.06	0.00	0.00
16	2,966,694.55	3,122,786.41	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,735,731.10	571,734.80	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,638,347.67	357,517.53	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,146,150.61	267,977.23	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,143,614.02	2,675,104.18	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,480,285.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,002,345.35	1,146,906.75	07/01/25	06/30/26	--	0.00	100,887.01	1,833,181.73	1,833,181.73	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,510,180.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,547,034.52	414,393.57	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,508,465.03	1,604,294.41	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,668,846.45	698,182.76	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,005,128.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,194,975.05	1,089,374.72	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,744,418.87	883,891.93	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,568,271.05	345,425.32	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	709,309.00	372,809.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,670,653.85	757,580.91	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	1,120,518.18	824,557.38	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	983,624.38	228,946.22	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	829,156.21	0.00	--	--	--	0.00	0.00	26,763.07	26,763.07	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	1,023,270.59	1,093,645.63	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,265,195.83	116,487.84	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	747,493.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	938,166.90	841,816.33	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	863,759.70	437,632.83	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	594,331.16	640,404.69	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
51	506,574.93	156,131.82	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
52	443,630.48	116,602.92	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
53	459,404.25	121,845.44	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
54	590,889.45	140,055.73	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	1,193,520.35	760,465.37	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	350,047.97	208,769.31	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
59	368,600.00	92,150.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
60	203,840.00	101,920.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	212,235.08	73,167.03	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
63	217,603.12	58,320.78	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
64	95,708.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	90,684.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	88,335.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	270,556,140.94	90,875,747.96				18,982,413.53	908,499.05	1,948,814.18	3,147,475.56	767,658.88	509,593.11

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	1	16,800,941.26	0	0.00	1	19,493,423.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.916526%	3.895953%	42
07/17/26	0	0.00	0	0.00	1	19,493,423.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.916703%	3.896132%	43
06/17/26	1	16,875,036.35	0	0.00	1	19,493,423.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.916893%	3.896324%	44
05/15/26	1	16,911,052.93	0	0.00	1	19,493,423.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.917068%	3.896501%	45
04/17/26	0	0.00	0	0.00	1	19,493,423.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.917256%	3.896692%	46
03/17/26	0	0.00	0	0.00	1	19,493,423.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.917430%	3.896867%	47
02/18/26	0	0.00	0	0.00	1	19,493,423.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.917644%	3.897083%	48
01/16/26	0	0.00	0	0.00	1	19,493,423.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.917815%	3.886383%	49
12/17/25	0	0.00	0	0.00	1	19,493,423.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.917986%	3.886561%	50
11/18/25	0	0.00	0	0.00	1	19,493,423.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.918169%	3.897615%	51
10/20/25	0	0.00	0	0.00	1	19,493,423.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.918338%	3.897785%	52
09/17/25	1	40,000,000.00	0	0.00	1	19,493,423.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.918520%	3.897969%	53
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
14	300572067	04/06/20	75	6	(248.60)	1,109,008.70	5,201,993.12		20,450,069.54	06/16/20	6
15	310953658	06/11/26	1	1	89,117.98	178,522.06	0.00		16,875,036.35
40	310953225	07/11/26	0	B	26,763.07	26,763.07	0.00		8,100,000.00
Totals					115,632.45	1,314,293.83	5,201,993.12		45,425,105.89
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		24,306,789	24,306,789	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		4,027,020	4,027,020	0		0
37 - 48 Months		844,675,213	808,380,848	36,294,365		0
49 - 60 Months		0	0	0		0
> 60 Months		42,947,000	42,947,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	915,956,022	879,661,657	16,800,941	0	19,493,423	0
Jul-26	916,465,615	896,972,192	0	0	19,493,423	0
Jun-26	917,007,472	880,639,012	16,875,036	0	19,493,423	0
May-26	917,513,243	881,108,767	16,911,053	0	19,493,423	0
Apr-26	918,051,414	898,557,991	0	0	19,493,423	0
Mar-26	918,553,391	899,059,968	0	0	19,493,423	0
Feb-26	919,156,646	899,663,223	0	0	19,493,423	0
Jan-26	919,654,603	900,161,180	0	0	19,493,423	0
Dec-25	920,150,751	900,657,327	0	0	19,493,423	0
Nov-25	920,679,642	901,186,219	0	0	19,493,423	0
Oct-25	921,172,065	901,678,642	0	0	19,493,423	0
Sep-25	921,697,364	862,203,941	40,000,000	0	19,493,423	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
14	300572067	19,493,423.49	20,450,069.54	10,500,000.00	07/09/26	(2,089,831.97)	(1.59330)	12/31/25	02/06/30	281
Totals		19,493,423.49	20,450,069.54	10,500,000.00		(2,089,831.97)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
14	300572067	LO	MI	06/16/20	6
The receiver executed a Purchase and Sale Agreement for a gross sale price of $8,450,000. The Agreement is subject to court approval and Lender approval. Closing is expected by August 31,2026.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	883101050	0.00	4.04000%	0.00	4.04000%	8	10/07/24	10/06/26	--
23	307331202	0.00	4.24000%	0.00	4.24000%	9	07/12/23	07/14/23	--
40	310953225	8,100,000.00	3.84200%	8,100,000.00 3.84200%		10	07/02/20	08/11/20	08/11/20
41	28302321	7,987,543.89	4.18000%	7,976,900.68 4.18000%		10	07/30/20	06/06/20	09/11/20
Totals		16,087,543.89		16,076,900.68
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(200.00)	0.00
14	0.00	0.00	4,196.50	0.00	0.00	0.00	0.00	82,922.86	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	697.72	0.00	0.00	0.00	0.00	0.00	0.00	2,758.08
50	0.00	0.00	0.00	0.00	249.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	4,196.50	0.00	947.22	0.00	0.00	82,922.86	0.00	0.00	(200.00)	2,758.08
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		90,624.66

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Supplemental Notes
None

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